SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) $ in Thousands	Dec. 31, 2014 USD ($)
Sale of stock
Deferred IPO costs	$ 233
Prepaid expenses and other current assets
Sale of stock
Deferred IPO costs	$ 233